UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05536

Capital One Funds

(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, OH	43219
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-999-0426

Date of fiscal year end: August 31

Date of reporting period: May 31, 2008

Item 1.	Schedule of Investments.

Capital One Funds

Portfolio of Investments

CAPITAL APPRECIATION FUND

May 31, 2008 (Unaudited)

Shares	Security Description	Value ($)
	COMMON STOCKS—98.5%
	Commercial Services—2.2%
33,650	Accenture, Ltd., Class A	1,373,593
5,420	MasterCard, Inc., Class A	1,672,883

		3,046,476

	Communications—5.6%
62,770	AT&T, Inc.	2,504,523
21,710	Research In Motion, Ltd.[1]	3,014,868
58,000	Verizon Communications, Inc.	2,231,260

		7,750,651

	Consumer Durables—0.6%
130,650	Ford Motor Co.[1]	888,420

	Consumer Non-Durables—8.7%
18,170	Bunge, Ltd.	2,168,953
39,110	Colgate-Palmolive Co.	2,908,219
21,780	Crown Holdings, Inc.[1]	628,353
12,570	Nike, Inc., Class B	859,411
39,860	Philip Morris International, Inc.[1]	2,099,028
59,050	The Coca-Cola Co.	3,381,203

		12,045,167

	Consumer Services—4.1%
13,660	Marvel Entertainment, Inc.[1]	464,850
42,870	McDonald’s Corp.	2,543,048
80,970	Walt Disney Co.	2,720,592

		5,728,490

	Distribution Services—4.2%
30,670	Grainger (W.W.), Inc.	2,798,944
51,290	McKesson HBOC, Inc.	2,956,869

		5,755,813

	Electronic Technology—7.9%
24,930	Apple Computer, Inc.[1]	4,705,538
51,140	Hewlett-Packard Co.	2,406,648
25,800	MEMC Electronic Materials, Inc.[1]	1,771,428
63,340	Texas Instruments, Inc.	2,057,283

		10,940,897

	Energy Minerals—13.9%
20,510	Apache Corp.	2,749,571
20,480	Chevron Corp.	2,030,592
42,550	ConocoPhillips	3,961,405
45,100	El Paso Corp.	881,705
48,990	Exxon Mobil Corp.	4,348,352
4,200	First Solar, Inc.[1]	1,123,668
11,020	Murphy Oil Corp.	1,021,003
70,150	Public Service Enterprise Group, Inc.	3,104,839

		19,221,135

	Finance—12.4%
51,230	Bank of America Corp.	1,742,332
116,550	Countrywide Financial Corp.	613,053
27,760	Equity Residential, REIT	1,173,970
13,170	Franklin Resources, Inc.	1,333,067
11,670	Goldman Sachs Group, Inc.	2,058,705
49,290	JPMorgan Chase & Co.	2,119,470
23,850	Northern Trust Corp.	1,812,600
35,510	State Street Corp.	2,557,430
38,990	The NASDAQ OMX Group, Inc.[1]	1,365,820
70,010	U.S. Bancorp	2,323,632

		17,100,079

	Health Services—1.8%
36,470	Endo Pharmaceuticals Holdings, Inc.[1]	898,621
21,760	Genentech, Inc.[1]	1,542,131

		2,440,752

	Health Technology—5.7%
32,280	Baxter International, Inc.	1,972,308
11,000	Invitrogen Corp.[1]	505,560
51,470	Johnson & Johnson, Inc.	3,435,107
36,480	Merck & Co., Inc.	1,421,261
14,560	St. Jude Medical, Inc.[1]	593,320

		7,927,556

	Human Resources—1.0%
23,120	Manpower, Inc.	1,456,560

	Industrial Services—3.9%
13,480	CF Industries Holdings, Inc.	1,845,412
17,860	FMC Technologies, Inc.[1]	1,283,241
12,480	Foster Wheeler, Ltd.[1]	950,602
8,760	Transocean, Inc.[1]	1,315,664

		5,394,919

	Insurance—5.5%
58,120	Chubb Corp.	3,124,531
13,900	ING Groep NV ADR	531,258
27,460	McDermott International, Inc.[1]	1,703,344
44,420	Travelers Cos., Inc.	2,212,560

		7,571,693

	Metal—1.6%
8,960	AK Steel Holding Corp.	636,160
22,620	Express Scripts, Inc., Class A1	1,631,128

		2,267,288

	Non-Energy Minerals—0.6%
8,060	Southern Copper Corp.	888,454

	Process Industrials—1.2%
12,530	Monsanto Co.	1,596,322

	Producer Manufacturing—6.0%
18,260	Deere & Co.	1,485,269
68,160	Honeywell International, Inc.	4,063,699
25,430	Lockheed Martin Corp.	2,783,059

		8,332,027

	Retail Trade—4.6%
19,610	Costco Wholesale Corp.	1,398,585
43,940	CVS Corp.	1,880,193
58,290	TJX Cos., Inc.	1,868,778
22,260	Wal-Mart Stores, Inc.	1,285,292

		6,432,848

	Technology Services—4.5%
18,950	BMC Software, Inc.[1]	759,895
2,560	Google, Inc.[1]	1,499,648
85,310	Microsoft Corp.	2,415,979
66,980	Oracle Corp.[1]	1,529,823

		6,205,345

	Transportation—1.8%
99,160	Southwest Airlines Co.	1,295,030

Capital One Funds

Portfolio of Investments

CAPITAL APPRECIATION FUND

May 31, 2008 (Unaudited) (continued)

Shares	Security Description	Value ($)
	COMMON STOCKS—continued
	Transportation—continued
13,900	Union Pacific Corp.	1,144,109

		2,439,139

	Utilities—0.7%
17,190	Edison International	915,024

	TOTAL COMMON STOCKS (Identified cost $100,945,540)	136,345,055

	MUTUAL FUND—1.7%
2,315,253	Fidelity Institutional Cash Treasury Money Market Fund - I Shares, 2.22%[2]	2,315,253

	TOTAL MUTUAL FUND (Identified cost $2,315,253)	2,315,253

	TOTAL INVESTMENTS—100.2% (Identified cost $103,260,793)	138,660,308
	OTHER ASSETS AND LIABILITIES-NET—(0.2)%	(233,892)

	TOTAL NET ASSETS—100.0%	$138,426,416

1	Non-income producing security.
2	Rate disclosed is as of May 31, 2008.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See Notes to Portfolio of Investments

Capital One Funds

Portfolio of Investments

LOUISIANA MUNICIPAL INCOME FUND

May 31, 2008 (Unaudited)

Principal Amount ($)	Security Description	Value ($)
	MUNICIPAL BONDS—94.3%
	Louisiana—93.0%
1,035,000	Bossier Parish, LA, School Board Sales & Use Tax, Revenue Bonds, 4.50%, (Assured Guaranty), (Original Issue Yield: 3.51%), 4/1/2013	1,074,796
500,000	Caddo Parish, LA, Parish Wide School District, GO, 5.00%, (CIFG INS), (Original Issue Yield: 3.68%), 3/1/2012	528,300
555,000	Caddo Parish, LA, Parish Wide School District, GO, 5.00%, (CIFG INS), (Original Issue Yield: 3.77%), 3/1/2014	593,589
1,070,000	Caddo Parish, LA, Parish Wide School District, GO, (Series A), 5.25%, (FSA INS), (Original Issue Yield: 3.86%), 3/1/2015	1,187,122
1,000,000	East Baton Rouge Parish, LA, Revenue Bonds, 4.50%, (MBIA INS), (Original Issue Yield: 4.50%), 2/1/2013	1,062,000
1,265,000	East Baton Rouge, LA, Sewer Commission, (Series A), 5.00%, (FSA INS), (Original Issue Yield: 4.05%), 2/1/2015	1,383,632
585,000	Ernest N Morial-New Orleans, LA, Exhibit Hall Authority, Special Tax, (Sub-series A), 5.00%, (AMBAC INS), (Original Issue Yield: 3.06%), 7/15/2009	603,931
545,000	Hammond, LA, Sales & Use Tax, Revenue Bonds, 4.00%, (CIFG INS), (Original Issue Yield: 3.40%), 12/1/2010	559,502
755,000	Iberia Parish, LA, Parish Wide School District, GO, 5.50%, (MBIA INS), (Original Issue Yield: 4.13%), 3/1/2013	825,736
455,000	Jefferson Davis Parish, LA, Registered Sales Tax District No. 1, 5.00%, (CIFG INS), (Original Issue Yield: 3.75%), 2/1/2013	483,037
805,000	Jefferson Parish, LA, Home Mortgage Authority, Refunding Revenue Bonds, (Series A), AMT , 6.15%, (FNMA/GNMA COLs), 6/1/2028[1]	817,542
205,000	Jefferson, LA, Sales Tax District, Special Sales Tax Revenue, 5.00%, (AMBAC INS), (Original Issue Yield: 3.45%), 12/1/2012	218,721
1,150,000	Jefferson, LA, Sales Tax District, Special Sales Tax Revenue, (Series B), 5.00%, (AMBAC INS), (Original Issue Yield: 4.08%), 12/1/2013	1,234,766
680,000	Jefferson, LA, Sales Tax District, Special Sales Tax Revenue, (Series B), 5.75%, (AMBAC INS), (Original Issue Yield: 5.20%), 12/1/2014	738,915
250,000	Lafayette, LA, Public Improvement Sales Tax, (Series C), 5.00%, (AMBAC INS), (Original Issue Yield: 3.69%), 5/1/2014	272,115
1,500,000	Lafayette, LA, Public Improvement Sales Tax, (Series A), 5.63%, (FGIC INS), (Original Issue Yield: 5.69%), 3/1/2025	1,607,625
1,655,000	Lafayette, LA, Public Power Authority Electric, Revenue Bonds, (Series B), 5.00%, (AMBAC INS), (Original Issue Yield: 3.22%), 11/1/2011	1,752,215
450,000	Lafayette, LA, Public Power Authority Electric, Revenue Bonds, (Series A), 5.00%, (AMBAC INS), (Original Issue Yield: 3.22%), 11/1/2011	476,433
1,000,000	Lafourche Parish, LA, Consolidated School District, No. 1 Parish Wide, 5.00%, (MBIA INS), (Original Issue Yield: 3.99%), 2/1/2015	1,080,830
500,000	Livingston Parish, LA, School District No.1, GO UT, 4.35%, (FSA INS), (Original Issue Yield: 4.35%), 5/1/2012	522,005
345,000	Livingston Parish, LA, School District No.1, GO UT, 5.00%, (FSA INS), (Original Issue Yield: 3.44%), 5/1/2014	376,488
400,000	Louisiana Local Government Environmental Facilities Community Development Authority, Revenue Bonds, 5.00%, (Bossier City Public Important Projects), (AMBAC GTD), (Original Issue Yield: 3.65%), 11/1/2012	427,232
320,000	Louisiana Local Government Environmental Facilities Community Development Authority, Revenue Bonds, 4.00%, (Shreveport Utility System Project), (MBIA INS), (Original Issue Yield: 3.80%), 12/1/2014	324,282
1,000,000	Louisiana Local Government Environmental Facilities Community Development Authority, Revenue Bonds, 5.00%, (AMBAC GTD), (Original Issue Yield: 4.30%), 3/1/2015	1,067,880
1,405,000	Louisiana Local Government Environmental Facilities Community Development Authority, Revenue Bonds, 5.00%, (AMBAC INS), (Original Issue Yield: 3.91%), 12/1/2016	1,516,360

Capital One Funds

Portfolio of Investments

LOUISIANA MUNICIPAL INCOME FUND

May 31, 2008 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)
	MUNICIPAL BONDS—continued
	Louisiana—continued
1,000,000	Louisiana Local Government Environmental Facilities Community Development Authority, Revenue Bonds, 5.00%, (Livingston Parish Road Project), (AMBAC GTD), (Original Issue Yield: 4.40%), 3/1/2017	1,058,650
220,000	Louisiana Local Government Environmental Facilities Community Development Authority, Revenue Bonds, 4.00%, (Denham Springs), (Assured Guaranty), (Original Issue Yield: 4.00%), 12/1/2018	220,618
230,000	Louisiana Local Government Environmental Facilities Community Development Authority, Revenue Bonds, 4.13%, (Denham Springs), (Assured Guaranty), (Original Issue Yield: 4.15%), 12/1/2019	230,524
235,000	Louisiana Local Government Environmental Facilities Community Development Authority, Revenue Bonds, 4.20%, (Denham Springs), (Assured Guaranty), (Original Issue Yield: 4.24%), 12/1/2020	235,219
1,070,000	Louisiana Local Government Environmental Facilities Community Development Authority, Revenue Bonds, (Series A), 5.20%, (AMBAC INS), (Original Issue Yield: 5.30%), 6/1/2031	1,188,042
300,000	Louisiana PFA, Revenue Bonds, (Series A), 5.50%, (Franciscan Missionaries), (FSA INS), (Original Issue Yield: 4.85%), 7/1/2011	321,849
1,000,000	Louisiana PFA, Revenue Bonds, (Series A), 5.00%, (Original Issue Yield: 4.49%), 5/15/2012	1,037,850
250,000	Louisiana PFA, Revenue Bonds, 4.00%, (Womans Hospital Foundation Project), (FGIC INS), (Original Issue Yield: 3.62%), 10/1/2012	254,023
1,000,000	Louisiana PFA, Revenue Bonds, 5.00%, (Baton Rouge General Medical Center), (MBIA INS), (Original Issue Yield: 3.89%), 7/1/2014	1,074,180
1,260,000	Louisiana PFA, Revenue Bonds, 5.00%, (Department Public Safety Project), (FSA INS), (Original Issue Yield: 3.73%), 8/1/2015	1,383,304
500,000	Louisiana PFA, Revenue Bonds, (Series A1), 5.00%, (Tulane University Project, LA), (MBIA INS), (Original Issue Yield: 4.12%), 2/15/2021	524,650
1,000,000	Louisiana PFA, Revenue Refunding Bonds, (Series A), 5.00%, (Tulane University, LA), (AMBAC INS), (Original Issue Yield: 5.15%), 7/1/2022	1,071,770
1,045,000	Louisiana PFA, Revenue Refunding Bonds, (Series A), 5.13%, (Tulane University, LA), (Original Issue Yield: 5.25%), 7/1/2027	1,124,974
425,000	Louisiana PFA, Revenue Refunding Bonds, (Series A), 5.00%, (AMBAC INS), (Original Issue Yield: 3.19%), 7/1/2032	455,502
785,000	Louisiana State Military Department, Revenue Bonds, 5.00%, (Original Issue Yield: 4.40%), 8/1/2012	825,451
2,200,000	Louisiana State Offshore Term Authority Deepwater Port Revenue, 5.00%, (Loop LLC Project), (Original Issue Yield: 4.45%), 10/1/2020	2,233,440
1,000,000	Louisiana State University and Agricultural and Mechanical College Board, (Auxiliary Series A), 5.00%, (AMBAC INS), (Original Issue Yield: 3.76%), 7/1/2015	1,094,040
300,000	Louisiana State University and Agricultural and Mechanical College Board, Revenue Bonds, 4.00%, (Auxiliary), (FGIC INS), (Original Issue Yield: 3.87%), 7/1/2011	306,108
575,000	Louisiana State University and Agricultural and Mechanical College Board, Revenue Bonds, 5.00%, (Auxiliary), (FSA INS), (Original Issue Yield: 3.43%), 7/1/2012	618,211
600,000	Louisiana State, GO UT, (Series A), 4.00%, (FGIC INS), (Original Issue Yield: 4.10%), 4/1/2011	614,040
2,000,000	Louisiana State, GO UT, (Series A), 5.00%, (MBIA INS), (Original Issue Yield: 3.66%), 8/1/2014	2,166,340
960,000	New Orleans, LA, Home Mortgage Authority, Special Obligation Revenue Bonds, 6.25%, (United States Treasury/REFCO Strips COL), (Original Issue Yield: 6.52%), 1/15/2011	1,035,283
780,000	Ouachita Parish, LA, East Ouachita Parish School District, GO UT, 5.75%, (FGIC INS), (Original Issue Yield: 5.81%), 3/1/2021	826,379
1,020,000	Ouachita Parish, LA, East Ouachita Parish School District, GO UT, 5.75%, (FGIC INS), (Original Issue Yield: 5.85%), 3/1/2024	1,080,649
1,000,000	Shreveport LA, (Series B), 5.00%, (FSA INS), (Original Issue Yield: 3.96%), 3/1/2016	1,095,340
250,000	Shreveport LA, 4.00%, (FSA INS), (Original Issue Yield: 3.70%), 4/1/2016	257,022

Capital One Funds

Portfolio of Investments

LOUISIANA MUNICIPAL INCOME FUND

May 31, 2008 (Unaudited) (continued)

Principal Amount ($) or Shares	Security Description	Value ($)
	MUNICIPAL BONDS—continued
	Louisiana—continued
250,000	Shreveport LA, 4.00%, (FSA INS), (Original Issue Yield: 3.85%), 4/1/2017	255,410
200,000	Shreveport LA, 4.00%, (FSA INS), (Original Issue Yield: 3.99%), 4/1/2018	201,938

		43,525,860

	Texas—1.3%
1,000,000	Coppell, TX, Independent School District, GO UT, 4.52%, (PSF GTD), (Original Issue Yield: 6.75%), 8/15/2019[2]	604,210

	TOTAL MUNICIPAL BONDS (Identified cost $43,385,306)	44,130,070

	MUTUAL FUND—4.3%
2,032,011	Goldman Sachs ILA Tax-Free Instruments, 1.64%[3]	2,032,011

	TOTAL MUTUAL FUND (Identified cost $2,032,011)	2,032,011

	TOTAL INVESTMENTS—98.6% (Identified cost $45,417,317)	46,162,081
	OTHER ASSETS AND LIABILITES-NET—1.4%	650,561

	NET ASSETS—100.0%	$46,812,642

1	Securities that are subject to the federal alternative minimum tax (AMT) represent 1.80% of the Fund’s portfolio calculated based upon total market value.
2	Rate represents the effective yield at purchase.
3	Rate disclosed is as of May 31, 2008.
AMBAC	American Municipal Bond Insurance Corp.
AMT	Subject to alternative minimum tax
CIFG	County IXIS Financial Guaranty
COL	Collateralized
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FSA	Federal Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
INS	Insured
LLC	Limited Liability Co.
MBIA	Municipal Bond Insurance Organization
PFA	Public Facility Authority
UT	Unlimited Tax

See Notes to Portfolio of Investments

Capital One Funds

Portfolio of Investments

MID CAP EQUITY FUND

May 31, 2008 (Unaudited)

Shares	Security Description	Value ($)
	COMMON STOCKS—98.0%
	Commercial Services—4.0%
10,300	Dun & Bradstreet Corp.	941,214
72,400	IKON Office Solutions, Inc.	875,316
83,300	SEI Investments Co.	2,009,196

		3,825,726

	Communications—0.4%
4,500	CenturyTel, Inc.	159,345
5,600	Telephone and Data System, Inc.	266,952

		426,297

	Consumer Durables—1.1%
14,700	Fossil, Inc.[1]	466,137
39,800	Furniture Brands International, Inc.	559,588

		1,025,725

	Consumer Non-Durables—2.6%
28,000	American Greetings Corp., Class A	522,480
22,100	Hormel Foods Corp.	835,159
5,400	Molson Coors Brewing Co.	313,200
30,300	Packaging Corp. of America	789,012

		2,459,851

	Consumer Services—2.7%
31,300	Bob Evans Farms, Inc.	911,143
22,400	Expedia, Inc.[1]	543,200
35,000	Lennox International, Inc.	1,127,700

		2,582,043

	Distribution Services—3.2%
61,600	Avnet, Inc.[1]	1,818,432
7,100	Grainger (W.W.), Inc.	647,946
34,700	Ingram Micro, Inc., Class A1	629,111

		3,095,489

	Education Services—1.5%
26,100	DeVry, Inc.	1,489,005

	Electronic Technology—1.4%
20,100	MEMC Electronic Materials, Inc.[1]	1,380,066

	Energy Minerals— 6.4%
60,400	Cabot Oil & Gas Corp., Class A	3,639,100
24,900	Cimarex Energy Co.	1,696,686
50,070	Global Industries, Ltd.[1]	863,708

		6,199,494

	Finance—15.0%
41,000	Assurant, Inc.	2,789,230
23,000	Bank of Hawaii Corp.	1,244,300
79,700	Colonial Properties Trust, REIT	1,916,785
16,500	Cullen/Frost Bankers, Inc.	922,350
134,900	First Niagara Financial Group, Inc.	1,911,533
35,400	Hospitality Properties Trust, REIT	1,097,400
5,300	Jones Lang LaSalle, Inc.	373,332
199,200	LaBranche & Co., Inc.[1]	1,334,640
35,000	Mack-Cali Realty Corp., REIT	1,352,400
20,800	Ryder System, Inc.	1,527,344

		14,469,314

	Health Services—3.8%
32,500	Herbalife, Ltd.	1,252,550
49,500	Patterson Cos., Inc.[1]	1,683,495
19,800	Perrigo Co.	724,878

		3,660,923

	Health Technology—7.3%
57,300	Applera Corp.	1,991,748
11,600	Charles River Laboratories International, Inc.[1]	745,648
15,300	ImClone Systems, Inc.[1]	666,774
40,100	Kinetic Concepts, Inc.[1]	1,741,543
24,700	Techne Corp.[1]	1,938,950

		7,084,663

	Industrial Services—4.0%
136,000	Allied Waste Industries, Inc.[1]	1,831,920
4,900	Fluor Corp.	914,095
8,910	Granite Construction, Inc.	324,859
19,100	Terra Industries, Inc.	833,333

		3,904,207

	Insurance—2.5%
8,500	Everest Re Group, Ltd.	745,620
33,000	Humana, Inc.[1]	1,684,650

		2,430,270

	Non-Energy Minerals—3.0%
80,000	Steel Dynamics, Inc.	2,888,000

	Process Industrials—3.0%
60,000	Celanese Corp.	2,922,000

	Producer Manufacturing—11.9%
35,000	Cooper Tire & Rubber Co.	384,300
50,000	Cummins, Inc.	3,521,000
9,800	Goodrich Corp.	635,138
15,900	Holly Corp.	674,955
44,100	Joy Global, Inc.	3,714,543
29,600	Potlatch Corp.	1,430,864
13,300	SunPower Corp., Class A1	1,089,270

		11,450,070

	Publishing—0.7%
21,500	Scholastic Corp.[1]	668,650

	Retail Trade—7.0%
30,300	Barnes & Noble, Inc.	924,453
29,600	BJ’s Wholesale Club, Inc.[1]	1,168,904
35,600	Mattel, Inc.	716,984
79,100	RadioShack Corp.	1,158,815
62,700	Ross Stores, Inc.	2,296,074
12,600	Ruddick Corp.	447,678

		6,712,908

	Technology Services—5.6%
32,200	BMC Software, Inc.[1]	1,291,220
57,800	Cypress Semiconductor Corp.[1]	1,611,464
79,100	Sybase, Inc.[1]	2,532,782

		5,435,466

	Transportation—2.8%
38,900	Tidewater, Inc.	2,658,037

	Utilities—8.1%
49,900	Alliant Energy Corp.	1,873,246
33,130	Energen Corp.	2,483,093
70,200	MDU Resources Group, Inc.	2,318,706

Capital One Funds

Portfolio of Investments

MID CAP EQUITY FUND

May 31, 2008 (Unaudited) (continued)

Shares	Security Description	Value ($)
	COMMON STOCKS—continued
	Utilities—continued
28,500	NRG Energy, Inc.[1]	1,185,315

		7,860,360

	TOTAL COMMON STOCKS (Identified cost $73,652,157)	94,628,564

	MUTUAL FUND—1.8%
1,757,854	Fidelity Institutional Cash Treasury Money Market Fund - I Shares, 2.22%[2]	1,757,854

	TOTAL MUTUAL FUND (Identified cost $1,757,854)	1,757,854

	TOTAL INVESTMENTS—99.8% (Identified cost $75,410,011)	96,386,418
	OTHER ASSETS AND LIABILITIES-NET—0.2%	174,892

	TOTAL NET ASSETS —100.0%	$96,561,310

1	Non-income producing security.
2	Rate disclosed is as of May 31, 2008.
REIT	Real Estate Investment Trust

See Notes to Portfolio of Investments

Capital One Funds

Portfolio of Investments

TOTAL RETURN BOND FUND

May 31, 2008 (Unaudited)

Principal Amount ($)	Security Description	Value ($)
	COMMERCIAL MORTGAGE BACKED SECURITIES—10.2%
	Banks—4.5%
2,000,000	Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3, Class A2, 5.56%, 10/15/2048	2,014,843

	Finance—5.7%
1,000,000	LB-UBS Commercial Mortgage Trust 2008-C1, Class A2, 6.15%, 4/15/2041	1,009,451
1,550,000	Merrill Lynch Mortgage Trust 2005-CKI1, Class ASB, 5.24%, 11/12/2037	1,523,243

		2,532,694

	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Identified cost $4,567,704)	4,547,537

	CORPORATE BONDS—24.8%
	Airlines—2.1%
250,000	General Dynamics Corp., 5.38%, 8/15/2015	254,051
500,000	Southwest Airlines Co., 6.50%, 3/1/2012	505,184
200,000	United Technologies Corp., 6.05%, 6/1/2036	198,002

		957,237

	Banks—2.0%
500,000	Bank of America Corp., 5.75%, 8/15/2016	493,343
400,000	Bank of New York Mellon Corp., Series G, MTN, 4.95%, 11/1/2012	402,898

		896,241

	Communications—1.6%
350,000	AT&T, Inc., 5.60%, 5/15/2018	344,959
375,000	Verizon Virginia, Inc., 4.63%, 3/15/2013	364,744

		709,703

	Consumer Non-Durables—1.5%
400,000	Anheuser-Busch Cos., Inc., 4.95%, 1/15/2014	394,198
250,000	Kimberly-Clark Corp., 5.00%, 8/15/2013	255,020

		649,218

	Energy Minerals—1.2%
500,000	ConocoPhillips, 6.65%, 7/15/2018	547,976

	Finance—9.2%
400,000	American International Group, Inc., 5.05%, 10/1/2015	376,580
500,000	Berkshire Hathaway Finance Corp., 5.10%, 7/15/2014	504,087
300,000	CIT Group, Inc., 5.40%, 1/30/2016	237,923
400,000	Citigroup, Inc., 5.00%, 9/15/2014	374,761
200,000	General Electric Capital Corp., Series A, 6.15%, 8/7/2037	191,503
300,000	Goldman Sachs Group, Inc., 6.15%, 4/1/2018	297,349
500,000	HSBC Finance Corp., 5.00%, 6/30/2015	477,810
500,000	JPMorgan Chase & Co., Note, 4.50%, 11/15/2010	502,612
300,000	MetLife, Inc., 5.50%, 6/15/2014	300,178
500,000	Morgan Stanley, Sub. Note, 4.75%, 4/1/2014	461,522
350,000	Wells Fargo & Co., 4.63%, 8/9/2010	352,030

		4,076,355

	Health Services—0.5%
250,000	Johnson & Johnson, 4.95%, 5/15/2033	226,888

	Health Technology—0.8%
350,000	Genentech, Inc., Note, 4.75%, 7/15/2015	343,677

	Producer Manufacturing—2.4%
300,000	Caterpillar, Inc., 5.70%, 8/15/2016	306,169
225,000	Honeywell International, 5.63%, 8/1/2012	234,098
150,000	Rockwell Automation, Inc., 6.25%, 12/1/2037	148,900
350,000	Textron, Inc., 6.50%, 6/1/2012	365,376

		1,054,543

	Retail Trade—1.0%
200,000	Home Depot, Inc., 5.25%, 12/16/2013	192,197
250,000	McDonald’s Corp., 5.30%, 3/15/2017	244,070

		436,267

	Technology Services—2.1%
250,000	Hewlett-Packard Co., 5.40%, 3/1/2017	247,492
250,000	IBM Corp., 5.70%, 9/14/2017	254,572
250,000	Koninklijke Philips Electronics NV, 5.75%, 3/11/2018	247,001
200,000	Oracle Corp., 6.50%, 4/15/2038	200,106

		949,171

	Utilities—0.4%
200,000	Duke Energy Corp., 5.30%, 10/1/2015	201,930

	TOTAL CORPORATE BONDS (Identified cost $11,224,858)	11,049,206

	GOVERNMENT AGENCIES—15.4%
	Federal Farm Credit Bank —1.2%
500,000	5.10%, 8/5/2013	522,952

	Federal Home Loan Bank—2.8%
800,000	4.88%, 11/18/2011	827,567
400,000	5.50%, 8/13/2014	426,971

		1,254,538

	Federal Home Loan Mortgage Corporation—3.1%
350,000	5.00%, 4/18/2017	360,201
1,000,000	5.25%, 2/24/2011	1,016,929

		1,377,130

	Federal National Mortgage Association—8.3%
1,650,000	4.55%, 1/4/2013	1,652,586
600,000	4.63%, 10/15/2014	612,363
300,000	6.25%, 5/15/2029	337,634

Capital One Funds

Portfolio of Investments

TOTAL RETURN BOND FUND

May 31, 2008 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)
	GOVERNMENT AGENCIES—continued
1,000,000	7.13%, 6/15/2010	1,078,032

		3,680,615

	TOTAL GOVERNMENT AGENCIES (Identified cost $6,791,082)	6,835,235

	MORTGAGE BACKED SECURITIES—36.9%
	Federal Home Loan Mortgage Corporation 15 Year—9.7%
1,772,392	Pool G12410, 5.00% , 5/1/2021[1]	1,767,054
476,301	Pool J06978, 5.00% , 2/1/2023[1]	473,824
1,000,548	Pool G12321, 5.50% , 9/1/2021[1]	1,011,905
1,000,406	Pool G12806, 5.50% , 9/1/2022[1,2]	1,011,561

		4,264,344

	Federal Home Loan Mortgage Corporation 20 Year—2.5%
1,107,783	Pool C91030, 5.50% , 5/1/2027[1]	1,108,554

	Federal Home Loan Mortgage Corporation 30 Year—2.2%
945,638	Pool G08003, 6.00% , 7/1/2034[1]	963,605

	Federal National Mortgage Association 30 Year—19.4%
1,164,495	Pool 745064, 4.96% , 11/1/2035[1]	1,184,898
2,399,927	Pool 725027, 5.00% , 11/1/2033[1]	2,328,529
948,505	Pool 725424, 5.50% , 4/1/2034[1]	942,814
931,506	Pool 725946, 5.50% , 11/1/2034[1]	927,664
490,998	Pool 735500, 5.50% , 5/1/2035[1]	488,512
1,953,573	Pool 817423, 5.50% , 8/1/2035[1]	1,943,683
852,019	Pool 937392, 5.50% , 6/1/2037[1]	846,992
651	Pool 85131, 11.00% , 5/1/2017[1]	714

		8,663,806

	Government National Mortgage Association 15 Year—0.1%
28,480	Pool 420153, 7.00% , 9/15/2010[1]	29,531

	Government National Mortgage Association 30 Year—3.0%
1,070,312	Pool 678949, 6.50% , 10/15/2037[1]	1,106,669
20,103	Pool 345031, 7.00% , 10/15/2023[1]	21,572
25,203	Pool 345090, 7.00% , 11/15/2023[1]	27,044
15,290	Pool 360772, 7.00% , 2/15/2024[1]	16,403
17,012	Pool 302101, 7.00% , 6/15/2024[1]	18,251
5,979	Pool 404653, 7.00% , 9/15/2025[1]	6,418
21,188	Pool 408884, 7.00% , 9/15/2025[1]	22,741
10,314	Pool 410108, 7.00% , 9/15/2025[1]	11,070
6,648	Pool 415865, 7.00% , 9/15/2025[1]	7,136
55,222	Pool 418781, 7.00% , 9/15/2025[1]	59,270
34,153	Pool 420157, 7.00% , 10/15/2025[1]	36,657
37,694	Pool 415427, 7.50% , 8/15/2025[1]	40,583
10,433	Pool 168511, 8.00% , 7/15/2016[1]	11,307
1,575	Pool 174673, 8.00% , 8/15/2016[1]	1,706
6,188	Pool 177145, 8.00% , 1/15/2017[1]	6,722
3,673	Pool 212660, 8.00% , 4/15/2017[1]	3,989
2,339	Pool 217533, 8.00% , 5/15/2017[1]	2,541
11,636	Pool 216950, 8.00% , 6/15/2017[1]	12,639
5,292	Pool 291100, 9.00% , 5/15/2020[1]	5,804
2,097	Pool 253449, 10.00% , 10/15/2018[1]	2,356
183	Pool 279619, 10.00% , 9/15/2019[1]	206

		1,421,084

	TOTAL MORTGAGE BACKED SECURITIES (Identified cost $16,436,051)	16,450,924

	U.S. TREASURY OBLIGATIONS—7.7%
	U.S. Treasury Bonds—1.2%
200,000	4.38%, 2/15/2038	189,594
50,000	4.50%, 2/15/2036	48,395
250,000	5.50%, 8/15/2028	274,336

		512,325

	U.S. Treasury Notes—6.5%
275,000	4.13%, 8/31/2012	284,238
400,000	4.25%, 8/15/2015	411,813
300,000	4.25%, 11/15/2017	304,453
600,000	4.63%, 11/15/2016	628,172
400,000	4.75%, 5/15/2014	426,375
800,000	4.88%, 7/31/2011	843,938

		2,898,989

	TOTAL U.S. TREASURY OBLIGATIONS (Identified cost $3,485,795)	3,411,314

	MUTUAL FUND —6.8%
1,018,096	Federated Treasury Obligation Fund - I Shares, 1.93%[3,4]	1,018,096
2,005,076	Fidelity Institutional Cash Treasury Money Market Fund - I Shares, 2.22%[4]	2,005,076

	TOTAL MUTUAL FUND (Identified cost $3,023,172)	3,023,172

	TOTAL INVESTMENTS—101.8% (Identified cost $45,528,662)	45,317,388
	OTHER ASSETS AND LIABILITIES-NET—(1.8)%	(797,979)

	NET ASSETS—100.0%	$44,519,409

1	Because of monthly principal payments, the average lives of certain government securities are less than the indicated periods.
2	Represents a security purchased on a when-issued basis. At May 31, 2008, the total cost of investments purchased on a when-issued basis was $1,017,288.
3	Represents all or portion of the security was pledged as collateral for when-issued securities.
4	Rate disclosed is as of May 31, 2008.

MTN Medium Term Note

See Notes to Portfolio of Investments

Capital One Funds

Portfolio of Investments

U.S. GOVERNMENT INCOME FUND

May 31, 2008 (Unaudited)

Principal Amount ($)	Security Description	Value ($)
	COMMERCIAL MORTGAGE BACKED SECURITIES—2.5%
1,000,000	Banc of America Commercial Mortgage, Inc. 2004-6, Class A2, 4.16%, 12/10/2042	994,243
1,000,000	GE Capital Commercial Mortgage Corp. 2005-C1, Class A2, 4.35%, 6/10/2048	993,016

	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Identified cost $1,935,651)	1,987,259

	COLLATERALIZED MORTGAGE OBLIGATIONS—2.3%
456,821	Federal Home Loan Mortgage Corp. Series 3062, Class LJ, 5.50%, 11/15/2035	447,739
414,749	Federal Home Loan Mortgage Corp. Series 3347, Class PA, 5.00%, 6/15/2028	420,665
500,000	Federal Home Loan Mortgage Corp. Series 3446, Class QD, 5.50%, 7/15/2034	502,500
425,000	Government National Mortgage Association Series 2007-48, Class BL, 6.25%, 8/20/2037	419,530

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Identified cost $1,801,804)	1,790,434

	CORPORATE BONDS—6.2%
	Energy Minerals—1.3%
1,000,000	ConocoPhillips, 4.40%, 5/15/2013	987,937

	Finance—4.6%
1,000,000	American General Financial Services, (Series H), MTN, 4.00%, 3/15/2011	935,167
1,250,000	General Electric Capital Corp., (Series A), MTN, 5.50%, 11/15/2011	1,256,570
1,000,000	HSBC Finance Corp., 6.50%, 11/15/2008	1,011,730
450,000	John Deere Capital Corp., (Series D), MTN, 4.50%, 4/3/2013	444,298

		3,647,765

	Technology Services—0.3%
250,000	Oracle Corp., 4.95%, 4/15/2013	251,107

	TOTAL CORPORATE BONDS (Identified cost $4,931,145)	4,886,809

	GOVERNMENT AGENCIES—46.0%
	Federal Farm Credit Bank—0.6%
500,000	5.38%, 12/5/2013	506,230

	Federal Home Loan Bank—15.9%
1,000,000	2.09%, 6/17/2008[2]	999,141
1,000,000	3.63%, 12/17/2010	1,004,665
500,000	3.88%, 5/13/2011	500,113
1,000,000	4.88%, 5/17/2017	1,026,318
1,150,000	5.00%, 1/29/2015	1,150,128
1,000,000	5.00%, 11/17/2017	1,032,254
1,000,000	5.10%, 2/13/2018	1,000,068
1,235,000	5.48%, 7/30/2018	1,235,193
1,000,000	5.60%, 11/28/2017	1,011,726
1,500,000	5.80%, 9/2/2008	1,512,678
2,000,000	5.80%, 2/23/2017	2,039,342

		12,511,626

	Federal Home Loan Mortgage Corporation—14.5%
1,000,000	4.13%, 11/30/2009	1,015,651
1,000,000	4.38%, 11/27/2015	995,171
1,000,000	4.63%, 10/25/2012	1,027,534
1,000,000	5.00%, 12/11/2012	1,000,604
500,000	5.00%, 12/14/2018	471,977
1,000,000	5.13%, 11/17/2017	1,037,773
1,000,000	5.40%, 2/2/2012	1,017,295
1,000,000	5.45%, 11/21/2013	1,010,168
1,000,000	5.50%, 12/5/2017	1,009,380
1,000,000	6.00%, 6/5/2015	1,000,297
1,000,000	6.00%, 6/5/2017	1,000,297
800,000	6.00%, 10/3/2022	803,130

		11,389,277

	Federal National Mortgage Association—15.0%
500,000	3.25%, 5/21/2010	498,656
750,000	4.75%, 11/19/2012	774,153
2,000,000	5.00%, 5/11/2017	2,059,414
500,000	5.00%, 4/30/2018	490,195
2,000,000	5.38%, 6/12/2017	2,115,228
1,000,000	5.55%, 2/16/2017	1,029,097
170,000	5.60%, 2/1/2017	175,080
1,000,000	5.80%, 9/8/2016	1,026,545
2,118,000	6.00%, 5/15/2011	2,267,596
850,000	6.00%, 8/29/2016	855,905
500,000	6.38%, 6/15/2009	519,157

		11,811,026

	TOTAL GOVERNMENT AGENCIES (Identified cost $35,688,191)	36,218,159

	MORTGAGE BACKED SECURITIES—12.5%
	Federal Home Loan Mortgage Corporation 15 Year—3.8%
166,927	Pool E98272, 4.50% , 8/1/2013[3]	162,249
780,389	Pool J02868, 5.50% , 7/1/2021[3]	789,247
227,713	Pool J03253, 6.00% , 8/1/2021[3]	233,959
1,738,741	Pool G12397, 6.00% , 9/1/2021[3]	1,786,431
42,260	Pool 294383, 8.75% , 2/1/2017[3]	44,563
2,076	Pool 170170, 9.00% , 6/1/2016[3]	2,266
60	Pool 170193, 9.00% , 9/1/2016[3]	66
274	Pool 170196, 9.00% , 10/1/2016[3]	300
2,589	Pool 170210, 9.00% , 1/1/2017[3]	2,851
7,733	Pool 360029, 10.00% , 6/1/2018[3]	8,717

		3,030,649

	Federal Home Loan Mortgage Corporation 30 Year—0.6%
496,555	Pool C03185, 5.50% , 3/1/2038[3]	493,731

Capital One Funds

Portfolio of Investments

U.S. GOVERNMENT INCOME FUND

May 31, 2008 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)
	MORTGAGE BACKED SECURITIES—continued
	Federal National Mortgage Association 15 Year—0.8%
306,607	Pool 256297, 6.00% , 6/1/2016[3]	314,813
266,732	Pool 845502, 6.00% , 6/1/2021[3]	274,135
15,166	Pool 313707, 7.00% , 8/1/2012[3]	15,931

		604,879

	Federal National Mortgage Association 30 Year—3.2%
58,256	Pool 254325, 5.00% , 4/1/2009[3]	58,913
307,969	Pool 896530, 6.00% , 8/1/2036[3]	312,858
345,726	Pool 887836, 6.00% , 9/1/2036[3]	351,215
883,958	Pool 888421, 6.00% , 6/1/2037[3]	897,715
390,203	Pool 771178, 6.50% , 3/1/2034[3]	403,592
281,788	Pool 255673, 6.50% , 3/1/2035[3]	291,017
66,656	Pool 254093, 7.00% , 12/1/2031[3]	70,658
80,545	Pool 591249, 7.50% , 7/1/2031[3]	86,695
14,848	Pool 102873, 9.50% , 8/1/2020[3]	16,572

		2,489,235

897,333	Federal National Mortgage Association 9 Year—1.2%
	Pool 888979, 6.00% , 12/1/2017[3,4]	923,110

	Government National Mortgage Association 15 Year—0.3%
211,000	Pool 688458, 5.50% , 5/15/2023[3]	214,057
14,705	Pool 427552, 6.50% , 2/15/2017[3]	15,255
15,204	Pool 780052, 7.00% , 12/15/2008[3]	15,255
1,614	Pool 405378, 7.00% , 11/15/2009[3]	1,657
12,789	Pool 405476, 7.00% , 9/15/2010[3]	13,261

		259,485

	Government National Mortgage Association 30 Year—2.6%
1,062,762	Pool 615486, 5.50% , 7/15/2034[3]	1,065,718
33,650	Pool 609007, 5.50% , 8/15/2036[3]	33,722
50,716	Pool 502638, 6.50% , 4/15/2029[3]	52,708
137,034	Pool 357260, 7.00% , 9/15/2023[3]	147,045
81,431	Pool 2933, 7.00% , 6/20/2030[3]	87,120
61,847	Pool 569622, 7.00% , 2/15/2032[3]	66,173
53,388	Pool 552475, 7.00% , 3/15/2032[3]	57,122
27,036	Pool 329790, 7.50% , 10/15/2022[3]	29,066
30,644	Pool 345096, 7.50% , 3/15/2026[3]	32,989
45,388	Pool 424000, 7.50% , 9/15/2026[3]	48,861
26,209	Pool 2839, 7.50% , 11/20/2029[3]	28,078
32,057	Pool 2853, 7.50% , 12/20/2029[3]	34,344
21,792	Pool 3011, 7.50% , 12/20/2030[3]	23,335
67,870	Pool 297829, 8.00% , 1/15/2022[3]	74,097
50,667	Pool 319358, 8.00% , 4/15/2022[3]	55,316
45,129	Pool 328183, 8.00% , 8/15/2022[3]	49,270
47,985	Pool 422007, 8.00% , 10/15/2029[3]	52,513
16,739	Pool 2868, 8.00% , 1/20/2030[3]	18,259
20,274	Pool 2884, 8.00% , 2/20/2030[3]	22,114
23,657	Pool 2897, 8.00% , 3/20/2030[3]	25,805
9,768	Pool 1956, 8.50% , 2/20/2025[3]	10,750
15,887	Pool 288103, 9.00% , 2/15/2020[3]	17,425
17,268	Pool 290127, 9.50% , 6/15/2020[3]	19,226

		2,051,056

	TOTAL MORTGAGE BACKED SECURITIES (Identified cost $9,709,086)	9,852,145

	U.S. TREASURY OBLIGATIONS—23.6%
1,000,000	U.S. Treasury Bond—1.6%
	7.50%, 11/15/2016	1,245,547

	U.S. Treasury Notes—22.0%
1,000,000	3.50%, 2/15/2018	955,860
250,000	4.13%, 5/15/2015	256,133
1,000,000	4.25%, 8/15/2015	1,029,532
750,000	4.25%, 11/15/2017	761,133
1,000,000	4.50%, 11/15/2015	1,043,829
1,000,000	4.63%, 8/31/2011	1,047,344
1,500,000	4.63%, 2/15/2017	1,567,383
4,000,000	4.75%, 5/15/2014	4,263,752
1,500,000	4.88%, 8/15/2016	1,595,977
3,500,000	5.13%, 5/15/2016	3,787,112
1,000,000	6.50%, 2/15/2010	1,065,001

		17,373,056

	TOTAL U.S. TREASURY OBLIGATIONS (Identified cost $18,048,312)	18,618,603

	MUTUAL FUND—7.8%
2,633,042	Federated Treasury Obligation Fund - I Shares, 1.93%[5]	2,633,042
3,536,783	Fidelity Institutional Cash Treasury Money Market Fund - I Shares, 2.22%[5]	3,536,783

	TOTAL MUTUAL FUND (Identified cost $6,169,825)	6,169,825

	TOTAL INVESTMENTS—100.9% (Identified cost $78,284,014)	79,523,234
	OTHER ASSETS AND LIABILITIES-NET—(0.9)%	(739,977)

	NET ASSETS—100.0%	$78,783,257

1	Rate shown represents yield to maturity.
2	Represents all or portion of the security was pledged as collateral for when-issued securities.
3	Because of monthly principal payments, the average lives of certain government securities are less than the indicated periods.
4	Represents a security purchased on a when-issued basis. At May 31, 2008, the total cost of investments purchased on a when-issued basis was $927,478.
5	Rate disclosed is as of May 31, 2008.

MTN Medium Term Note

See Notes to Portfolio of Investments

Capital One Funds

Portfolio of Investments

CASH RESERVE FUND

May 31, 2008 (Unaudited)

Principal Amount ($) or Shares	Security Description	Value ($)
	COMMERCIAL PAPER—77.4%
	Communications-Telecom Wireless—2.4%
4,500,000	AT&T, Inc., 2.11%, 6/17/2008[1,2]	4,495,800

	Consumer Durables—5.2%
9,500,000	Toyota Motor Corp., 2.30%, 8/8/2008[1]	9,459,087

	Consumer Non-Durables—4.9%
9,000,000	Coca-Cola Co., 2.03%, 6/26/2008[1,2]	8,987,500

	Finance— 64.9%
9,000,000	American Express Co., 2.89%, 6/9/2008[1]	8,994,320
10,000,000	American General Investment Co., 2.70%, 7/3/2008[1]	9,976,178
8,500,000	Chevron Oil Finance Co., 2.08%, 6/6/2008[1]	8,497,544
10,500,000	Citigroup Funding, Inc., 2.60%, 7/17/2008[1]	10,465,385
8,500,000	General Electric Capital Corp., 2.43%, 8/12/2008[1]	8,459,540
9,000,000	GOVCO LLC, 2.79%, 7/21/2008[1,2]	8,965,375
8,500,000	HSBC Finance Corp., 2.53%, 10/6/2008[1]	8,425,035
8,500,000	Jupiter Securitization Corp., 2.50%, 6/3/2008[1,2]	8,498,819
9,000,000	Nestle Capital Corp., 2.00%, 6/13/2008[1,2]	8,994,000
10,500,000	Prudential Funding LLC, 2.31%, 6/4/2008[1]	10,497,988
8,500,000	Rabobank USA, 2.55%, 8/8/2008[1]	8,459,941
9,500,000	Societe Generale North America, Inc., 2.87%, 7/15/2008[1]	9,466,908
9,000,000	Wells Fargo & Co., 2.15%, 7/25/2008[1]	8,971,110

		118,672,143

	TOTAL COMMERCIAL PAPER (Identified cost $141,614,530)	141,614,530

	U.S. GOVERNMENT AGENCY SECURITIES—14.6%
	Federal Home Loan Bank—14.6%
6,700,000	1.77%, 6/2/2008[1]	6,699,675
10,000,000	2.80%, 2/6/2009	10,000,000
10,000,000	3.00%, 3/4/2009	10,000,000

		26,699,675

	TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Identified cost $26,699,675)	26,699,675

	MUTUAL FUND—8.0%
6,624,624	Federated Treasury Obligation Fund - I Shares, 1.93%[3]	6,624,624
8,037,609	Fidelity Institutional Cash Treasury Money Market Fund - I Shares, 2.22%[3]	8,037,609

	TOTAL MUTUAL FUND (Identified cost $14,662,233)	14,662,233

	TOTAL INVESTMENTS—100.0% (Identified cost $182,976,438)	182,976,438
	OTHER ASSETS AND LIABILITIES-NET—0.0%	(44,132)

	NET ASSETS—100.0%	$182,932,306

1	Rate shown represents yield to maturity.
2	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities liquid.
3	Rate disclosed is as of May 31, 2008.

LLC Limited Liability Co.

See Notes to Portfolio of Investments

Capital One Funds

Portfolio of Investments

U.S. TREASURY MONEY MARKET FUND

May 31, 2008 (Unaudited)

Principal Amount ($) or Shares	Security Description	Value ($)
	U.S. TREASURY OBLIGATIONS—27.5%
	U.S. Treasury Bill—21.9%
10,000,000	1.37%, 7/31/2008[1]	9,977,333
5,000,000	1.83%, 6/12/2008[1]	4,997,209
5,000,000	1.98%, 6/19/2008[1]	4,995,048

		19,969,590

5,000,000	U.S. Treasury Notes—5.6%
	4.88%, 10/31/2008	5,065,990

	TOTAL U.S. TREASURY OBLIGATIONS (Identified cost $25,035,580)	25,035,580

	MUTUAL FUND—4.4%
4,052,052	Fidelity Institutional Cash Treasury Money Market Fund - I Shares, 2.22%[2]	4,052,052

	TOTAL MUTUAL FUND (Identified cost $4,052,052)	4,052,052

	REPURCHASE AGREEMENT—68.1%
62,000,000	Morgan Stanley & Co., 2.09%, dated 5/30/2008, maturing 6/2/2008 (Proceeds at maturity $62,010,798, collateralized by a U.S. Treasury security with a maturity of 8/31/2009, value $63,150,720).	62,000,000

	TOTAL REPURCHASE AGREEMENT (Identified cost $62,000,000)	62,000,000

	TOTAL INVESTMENTS—100.0% (Identified cost $91,087,632)	91,087,632
	OTHER ASSETS AND LIABILITIES-NET—0.0%	(43,350)

	NET ASSETS—100.0%	$91,044,282

1	Rate shown represents yield to maturity.
2	Rate disclosed is as of May 31, 2008.

See Notes to Portfolio of Investments

Capital One Funds—Notes to Portfolio of Investments

As of May 31, 2008 (Unaudited)

(1) ORGANIZATION

Capital One Funds (the “Trust”), organized as a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
Capital One Capital Appreciation Fund (“Capital Appreciation Fund”)	diversified	provide growth of capital and income

Capital One Louisiana Municipal Income Fund (“Louisiana Municipal Income Fund”)	non-diversified	provide current income which is generally exempt from federal income tax and personal income taxes imposed by the state of Louisiana

Capital One Mid Cap Equity Fund (“Mid Cap Equity Fund”)	diversified	total return

Capital One Total Return Bond Fund (“Total Return Bond Fund”)	diversified	maximize total return

Capital One U.S. Government Income Fund (“U.S. Government Income Fund”)	diversified	provide current income

Capital One Cash Reserve Fund (“Cash Reserve Fund”)	diversified	provide current income consistent with stability of principal

Capital One U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)	diversified	provide current income consistent with stability of principal and liquidity

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. The Trust is authorized to issue an unlimited amount of shares without par value. Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund offer two classes of shares: Class A Shares and Class B Shares.

Under the Funds’ organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their Portfolio of Investments (the “Portfolios”). These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Portfolios requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Investment Valuations:

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. Total

Return Bond Fund and U.S. Government Income Fund generally value fixed income securities according to prices furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange, if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Cash Reserve Fund and U.S. Treasury Money Market Fund use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act. Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund, Total Return Bond Fund and U.S. Government Income Fund generally value short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Fixed income and short-term security prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the “Trustees”).

Repurchase Agreements:

The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Capital One Asset Management LLC. Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price is greater than the price paid by the Funds, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the Funds’ custodian or sub-custodian. In the event of a default or bankruptcy by a selling financial institution, the Funds’ will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds’ could suffer a loss. The Funds’ also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Funds’ expected to receive under the repurchase agreement.

When-Issued and Delayed Delivery Transactions:

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other:

Investment transactions are recorded no later than one business day after trade date throughout the period. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

(3) CONCENTRATION OF CREDIT RISK

Since the Louisiana Municipal Income Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at May 31, 2008,

63.7% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 21.4% of total investments.

(4) FEDERAL INCOME TAX INFORMATION

At May 31, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Deprecation)
Capital Appreciation Fund	$103,267,628	$37,596,212	$(2,203,532)	$35,392,680
Louisiana Municipal Fund	45,372,283	872,556	(82,758)	789,798
Mid Cap Equity Fund	75,429,433	25,631,428	(4,674,443)	20,956,985
Total Return Bond Fund	45,582,423	256,598	(521,633)	(265,035)
U.S. Government Fund	78,341,516	1,465,780	(284,062)	1,181,718
Cash Reserve Fund	182,976,438	—	—	—
U.S. Treasury Money Market Fund	91,105,739	—	(18,107)	(18,107)

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Capital One Funds

By (Signature and Title)*	/s/ Richard L. Chauvin, President
Richard L. Chauvin, President

Date July 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard L. Chauvin, President
Richard L. Chauvin, President

Date July 21, 2008

By (Signature and Title)*	/s/ Troy A. Sheets, Treasurer
Troy A. Sheets, Treasurer

Date July 21, 2008

*	Print the name and title of each signing officer under his or her signature.